Expense Example	Aug. 20, 2026 USD ($)
Thornburg Investment Income Builder Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 562
Expense Example, with Redemption, 3 Years	799
Expense Example, with Redemption, 5 Years	1,054
Expense Example, with Redemption, 10 Years	1,785
Thornburg Investment Income Builder Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,222
Thornburg Investment Income Builder Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Thornburg Investment Income Builder Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,047
Thornburg Summit Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	543
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,317
Expense Example, with Redemption, 10 Years	2,432
Thornburg Summit Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	$ 1,421